NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES
NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31, 2019
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$3,743	$11,388	$4,448	$6,247	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	2,358	8,262	2,289	7,028	4,559	(446)	(138)	(281)	(370)	833
Industrials	4,622	17,864	2,729	15,815	9,644	660	(104)	502	(936)	2,968
Total	$10,723	$37,514	$9,466	$29,090	$37,976	$414	$(207)	$332	$(1,674)	$6,967

	Year Ended December 31, 2018
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrials	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrials	1,095	5,812	904	2,731	1,913	(4)	41	4	25	2,338
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814
The following table outlines the composition of accumulated non-controlling interests (“NCI”) related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2019	2018
NCI related to material non-wholly owned subsidiaries
Business services	$3,166	$424
Infrastructure services	833	1,534
Industrials	2,968	1,425
Total NCI in material non-wholly owned subsidiaries	$6,967	$3,383
Total individually immaterial NCI balances	294	148
Total NCI	$7,261	$3,531